SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of deferred revenue and deferred costs
The following table sets forth deferred revenue (revenue received but unearned) and deferred contracts costs on the Consolidated Balance Sheets at December 31 (in millions):

	Balance Sheet Classification	2017	2016
Deferred revenue (1)
Current	Deferred revenue (2)	$1.1	$103.9
Noncurrent	Other liabilities	0.5	10.5
		$1.6	$114.4

Deferred contract costs
Current	Prepaid expenses and other current assets	$2.8	$2.0
Noncurrent	Other assets	—	0.2
		$2.8	$2.2

(1) 2016 Deferred revenue included $95.9 million ($86.5 million and $9.4 million, current and noncurrent, respectively) related to the Cobalt contract amendment (see Note 1).
(2) A current liability.

Components of receivables and other
The following table sets forth the components of Receivables - Trade and Other at December 31 (in millions):

	2017	2016
Trade	$195.8	$286.2
Income tax	8.0	7.7
Other	9.0	7.4
Total receivables - trade and other	$212.8	$301.3

Schedule of asset estimated useful life and salvage value
Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value
Jack-up drilling rigs:
Hulls	25 to 35	10%
Legs	25 to 30	10%
Quarters	25	10%
Drilling equipment	2 to 25	0% to 10%

Drillships:
Hulls	35	10%
Drilling equipment	2 to 25	0% to 10%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Reconciliation of income (loss) from continuing operations for basic and diluted income per share
A reconciliation of net income for basic and diluted income per share is set forth below (in millions):

	2017	2016	2015
Net income	$72.7	$320.6	$93.3
Income allocated to non-vested share awards	0.1	1.5	—
Net income - adjusted for income allocated to non-vested share awards	$72.8	$322.1	$93.3

Reconciliation of shares for basic and diluted income per share
A reconciliation of shares for basic and diluted income per share is set forth below (in millions):

	2017	2016	2015
Average common shares outstanding	126.1	125.3	124.5
Effect of dilutive securities - share based compensation	1.6	1.0	0.7
Average shares for diluted computations	127.7	126.3	125.2

Schedule of antidilutive securities
 Anti-dilutive shares, which could potentially dilute earnings per share in the future, are set forth below (in millions):

	2017	2016	2015
Share options and appreciation rights	$1.5	$1.6	$1.2
Nonvested restricted shares and restricted share units	2.1	0.9	1.1
Total potentially dilutive shares	$3.6	$2.5	$2.3